Parapyre Option Obligation - Additional Information (Details) - USD ($) $ in Millions	Jun. 22, 2023	May 31, 2023
Asset Acquisition [Line Items]
Asset acquisition, contingent consideration, liability, current	$ 0.1
Parapyre Option Obligation
Asset Acquisition [Line Items]
Percentage of annual equity grant of options	1.00%	1.00%